Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Significant Accounting Policies [Abstract]
Significant Accounting Policies

2.Significant Accounting Policies

(a) Principles of Consolidation: The consolidated financial statements incorporate the financial statements of the Company. Income and expenses of subsidiaries acquired or disposed of during the period are included in the consolidated statements of comprehensive income / (loss) from the effective date of acquisition and up to the effective date of disposal, as appropriate. All intercompany balances and transactions have been eliminated. Paragon, as the holding company, determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under ASC 810 “Consolidation” a voting interest entity is an entity in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make financial and operating decisions. The holding company consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%) of the voting interest. Variable interest entities (“VIE”) are entities as defined under ASC 810 that in general either do not have equity investors with voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. The determination of whether a reporting entity is required to consolidate another entity is based on, among other things, the other entity’s design and purpose and the reporting entity’s power, through voting or similar rights, to direct the activities of the other entity that most significantly impact the other entity’s economic performance. A controlling financial interest in a VIE is present when a company has the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE, or both. Only one reporting entity, known as the primary beneficiary, is expected to be identified as having a controlling financial interest and thus is required to consolidate the VIE. The Company evaluates all arrangements that may include a variable interest in an entity to determine if it may be the primary beneficiary, and would be required to include assets, liabilities and operations of a VIE in its consolidated financial statements. As of December 31, 2013 and 2014, no such interest existed.

(b) Use of Estimates: The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(c) Other Comprehensive Income / (Loss): The Company follows the accounting guidance relating to “Comprehensive Income,” which requires separate presentation of certain transactions that are recorded directly as components of stockholders’ equity. The Company has elected to present net income / (loss) and other comprehensive income / (loss) in a single continuous statement of comprehensive income / (loss) in its consolidated financial statements.

(d) Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar. For other than derivative instruments, each asset, liability, revenue, expense, gain or loss arising from a foreign currency transaction is measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. As of balance sheet date, monetary assets and liabilities that are denominated in a currency other than the functional currency are adjusted to reflect the exchange rate prevailing at the balance sheet date and any gains or losses are included in the statements of comprehensive income / (loss). As of December 31, 2013 and 2014, the Company had no foreign currency derivative instruments.

(e) Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

(f) Restricted Cash: Restricted cash represents pledged cash deposits or minimum liquidity required to be maintained under the Company’s borrowing arrangements or in relation to bank guarantees issued on behalf of the Company. In the event that the obligation to maintain such deposits is expected to be terminated within the next twelve months, or relates to general minimum liquidity requirements with no obligation to retain such funds in retention accounts, these deposits are classified as current assets. Otherwise they are classified as non-current assets.

(g) Trade Receivables (net): Trade receivables (net), reflect the receivables from charters, net of an allowance for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. Allowance for doubtful accounts as of December 31, 2013 and 2014 was $265,751 and $409,226, respectively.

(h) Insurance Claims: The Company records insurance claim recoveries for insured losses incurred on damages to fixed assets and for insured crew medical expenses under Other receivables. Insurance claims are recorded, net of any deductible amounts, at the time the Company’s fixed assets suffer insured damages or when crew medical expenses are incurred, recovery is probable under the related insurance policies and the Company can make an estimate of the amount to be reimbursed following submission of the insurance claim.

(i) Inventories: Inventories consist of lubricants and stores on board the vessels. When vessels are unemployed or are operating under voyage charters, bunkers on board are also recorded in inventories. Inventories are stated at the lower of cost or market. Cost is determined by the first in, first out method.

(j) Vessel Cost: Vessels are stated at cost, which consists of the contract price, less discounts, plus any direct expenses incurred upon acquisition, including improvements, commission paid, delivery expenses and other expenditures to prepare the vessel for her initial voyage. Financing costs incurred during the construction period of the vessels are also capitalized and included in the vessels’ cost. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Repairs and maintenance are expensed as incurred.

(k) Impairment of Long-Lived Assets: The Company reviews its long-lived assets “held and used” for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of future undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company evaluates the asset for an impairment loss. The Company measures an impairment loss as the difference between the carrying value of the asset and its fair value. In this respect, management regularly reviews the carrying amount of the vessels in connection with the estimated recoverable amount for each of the Company’s vessels.

The undiscounted projected net operating cash flows for each vessel are determined by considering the contracted charter revenues from existing charters for the fixed vessel days and an estimated daily time charter equivalent for the unfixed days (based on the most recent ten year historical average of similar size vessels) over the remaining estimated life of the vessel, assumed to be 25 years from the date of initial delivery from the shipyard, net of brokerage commissions, the salvage value of each vessel, which is estimated to be $300 per lightweight ton, expected outflows for vessels’ future dry-docking expenses and estimated vessel operating expenses, assuming an average annual inflation rate where applicable. The Company uses the historical ten-year average as it is considered a reasonable estimation of expected future charter rates over the remaining useful life of the Company’s vessels since it represents a full shipping cycle that captures the highs and lows of the market. The Company utilizes the standard deviation in order to eliminate the outliers of the sample before computing the historic ten-year average of the one-year time charter rate.

(l) Vessel Depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage value. Each vessel's salvage value is equal to the product of its lightweight tonnage and estimated scrap rate, which up until September 30, 2012, was estimated to be $150 per lightweight ton. In order to align the scrap rate estimates with the historical average scrap rate, effective from October 1, 2012, the Company adjusted the estimated scrap rate used to calculate the vessels’ salvage value from $150 to $300 per lightweight ton. The impact of the increase in the estimated scrap rate is a decrease in depreciation expense going forward.

Management estimates the useful life of the Company’s vessels to be 25 years from the date of initial delivery from the shipyard, including secondhand vessels. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life.

(m) Other Fixed Assets: Other fixed assets consist of computer systems installed on board the vessels to improve their efficiency, software and a vehicle. Other fixed assets are stated at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the useful life of the assets, which is estimated to be 5 years for the computer systems software, and 6 years for the Company’s vehicle. Depreciation charged in the years ended December 31, 2012, 2013 and 2014 amounted to $135,095, $164,527 and $203,357, respectively.

(n) Investments in Affiliate: Investments in the common stock of entities, in which the Company has significant influence over operating and financial policies, are accounted for using the equity method. Under this method, the investment in the affiliate is initially recorded at cost and is adjusted to recognize the Company’s share of the earnings or losses of the investee after the acquisition date and is adjusted for impairment whenever facts and circumstances indicate that a decline in fair value below the cost basis is other than temporary. The amount of the adjustment is included in the determination of net income / (loss). Differences between the carrying amount of the investment in affiliate and the amount of the Company’s underlying equity in the net assets of the affiliate is amortized over the remaining life of the affiliate’s tangible and intangible assets, and is included in Equity in net income / (loss) of affiliate in the consolidated statements of comprehensive income / (loss). Dividends received from an affiliate reduce the carrying amount of the investment. When the Company’s share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.

(o) Dry-docking and Special Survey Costs: Dry-docking and special survey costs are expensed in the period incurred.

(p) Financing Costs: Financing fees incurred for obtaining new loans and credit facilities are deferred and amortized to interest expense over the respective loan or credit facility using the effective interest rate method. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period the repayment or refinancing is made, subject to the accounting guidance regarding debt extinguishment. Any unamortized balance of costs related to credit facilities repaid is expensed in the period. Any unamortized balance of costs relating to credit facilities refinanced are deferred and amortized over the term of the respective credit facility in the period the refinancing occurs, subject to the provisions of the accounting guidance relating to Debt – Modifications and Extinguishments. The unamortized financing costs are reflected in Other assets in the accompanying balance sheets.

(q) Debt restructurings: The Company accounts for debt modifications or restructuring as troubled debt restructuring when a lender for economic or legal reasons related to the Company’s financial situation grants a concession that it would not otherwise consider. These concessions may include a reduction in the interest rate, principal or accrued interest, extension of the maturity date or other actions intended to minimize potential losses. The Company considers a lender to have granted a concession if the Company’s effective interest rate on the restructured debt is less than the effective interest rate of the old debt immediately before the restructuring. The Company considers the total future cash flows (defined as principal plus interest) of the restructured debt in comparison with the carrying value of the original debt. If a debt modification or restructuring is determined to be a troubled debt restructuring, the Company reduces the carrying amount of the debt when the debt balance is greater than the total future cash flows under the new terms, in which case a gain is recognized. When the total future cash flows of the restructured debt are greater than the carrying value at the date of amendment, the carrying value of the original debt is not adjusted. In a troubled debt restructuring in which the Company agrees to transfer assets to fully settle the debt, the Company recognizes a gain on restructuring for the difference between the carrying amount of the debt and the more clearly evident of: (a) the fair value of the transferred assets or (b) the fair value of the settled debt.

(r) Pension and Retirement Benefit Obligations—Crew: The vessel owning companies employ the crew on board under short-term contracts (usually up to nine months) and, accordingly, they are not liable for any pension or post-retirement benefits.

(s) Revenue and Expenses:

Revenue is recognized when a charter agreement exists, the vessel is made available to the charterer and collection of the related revenue is reasonably assured.

Time Charter Revenue: Time charter revenues are recorded ratably over the term of the charter as service is provided, including the amortization / accretion of the above / below market acquired time charters, where applicable. When two or more time charter rates are involved during the life term of a charter agreement, the Company recognizes revenue on a straight-line basis, and income accrued or deferred as a result is included in Other receivables or Deferred income, respectively. Time charter revenues received in advance of the provision of charter service are recorded as deferred income, and recognized when the charter service is rendered.

Revenue / Voyage charters: Voyage charter is a charter where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified freight rate per ton. If a charter agreement exists and collection of the related revenue is reasonably assured, revenue is recognized as it is earned ratably during the duration of the period of each voyage. A voyage is deemed to commence upon the latest between the completion of discharge of the vessel’s previous cargo and the charter party date of the current voyage, and is deemed to end upon the completion of discharge of the current cargo. Demurrage income represents payments by a charterer to a vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized as it is earned.

Commissions: Charter hire commissions are deferred and amortized over the related charter period and are presented separately in the accompanying consolidated statements of comprehensive loss.

Voyage Expenses: Voyage expenses exclude commissions and consist of all costs that are unique to a particular voyage, primarily including port expenses, canal dues, war risk insurances and fuel costs. Voyage expenses also include losses from the sale of bunkers to charterers and bunkers consumed during off-hire periods and while traveling to and from dry-docking.

Vessel Operating Expenses: Vessel operating expenses are accounted for as incurred on the accrual basis. Vessel operating expenses include crew wages and related costs, the cost of insurance, expenses relating to repairs and maintenance, the cost of spares and consumable stores, and other miscellaneous expenses.

(t) Share based Compensation: Share based payments to employees and directors, including grants of employee and directors stock options, are recognized in the statements of comprehensive income / (loss) based on their grant date fair values and amortized over the required service period.

(u) Segment Reporting: The Company reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers (i.e., spot vs. time charters) or by geographical region as the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable. The Company does not have discrete financial information to evaluate the operating results for each type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the Chief Executive Officer being the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Company has determined that it operates under one reportable segment.

(v) Derivatives: The Company enters into interest rate swap agreements to manage its exposure to fluctuations of interest rate risk associated with its borrowings. All derivatives are recognized in the consolidated financial statements at their fair value. The fair value of the interest rate derivatives is based on a discounted cash flow analysis. When such derivatives do not qualify for hedge accounting, the Company recognizes their fair value changes in current period earnings. When the derivatives qualify for hedge accounting, the Company recognizes the effective portion of the gain or loss on the hedging instrument directly in other comprehensive income / (loss), while the ineffective portion, if any, is recognized immediately in current period earnings. The Company, at the inception of the transaction, documents the relationship between the hedged item and the hedging instrument, as well as its risk management objective and the strategy of undertaking various hedging transactions. The Company also assesses at hedge inception of whether the hedging instruments are highly effective in offsetting changes in the cash flows of the hedged items.

The Company discontinues cash flow hedge accounting if the hedging instrument expires and it no longer meets the criteria for hedge accounting or designation is revoked by the Company. At that time, any cumulative gain or loss on the hedging instrument recognized in equity is kept in equity until the forecasted transaction occurs. When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in current period earnings. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is transferred to current period earnings as financial income or expense.

(w) Fair value of financial instruments: The fair value of the interest rate derivatives is based on a discounted cash flow analysis.

In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets and liabilities carried at fair value in one of the following three categories:

Level 1:Quoted market prices in active markets for identical assets or liabilities

Level 2:Observable market based inputs or unobservable inputs that are corroborated by market data

Level 3:Unobservable inputs that are not corroborated by market data.

(x) Earnings per Share (EPS): The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period determined using the two-class method of computing earnings per share. Non-vested share awards issued are included in the two-class method and income attributable to non-vested share awards is deducted from the net income reported for purposes of calculating net income available to common shareholders used in the computation of basic earnings per share. The computation of diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised. Such securities include non-vested share awards for which the assumed proceeds upon grant are deemed to be the amount of compensation cost attributable to future services and are not yet recognized and common shares issuable upon exercise of the Company’s outstanding warrants, to the extent that they are dilutive, using the treasury method.

(y) Subsequent Events: The Company evaluates subsequent events or transactions up to the date in which the financial statements are issued according to the requirements of ASC 855.

(z) Recent Accounting Pronouncements:

The Financial Accounting Standards Board (“FASB”) and the International Accounting Standards Board (“IASB”) jointly issued a standard that will supersede virtually all of the existing revenue recognition guidance in U.S. GAAP and is effective for annual periods beginning on or after December 15, 2016. The standard establishes a five-step model that will apply to revenue earned from a contract with a customer (with limited exceptions), regardless of the type of revenue transaction or the industry. The standard’s requirements will also apply to the recognition and measurement of gains and losses on the sale of some non-financial assets that are not an output of the entity’s ordinary activities (e.g., sales of property, plant and equipment or intangibles). Extensive disclosures will be required, including disaggregation of total revenue; information about performance obligations; changes in contract asset and liability account balances between periods and key judgments and estimates. Management is in the process of accessing the impact of the new standard on Company’s financial position and performance.

In August 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-15 – Presentation of Financial Statements - Going Concern. ASU 2014-15 provides guidance about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. ASU 2014-15 requires an entity’s management to evaluate at each reporting period based on the relevant conditions and events that are known at the date of financial statements are issued, whether there are conditions or events, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued and to disclose the necessary information. ASU 2014-15 is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted.